EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 13,446	€ 13,903
Total Provisions for employee benefits	134,147	123,045
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total Provisions for employee benefits	120,701	109,142
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 13,446	€ 13,903